Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss		$ (4,968,276)	$ (27,554,905)	$ (5,827,049)
Adjustments to reconcile net loss to cash (used in) provided by operating activities:
Stock based compensation expense	[1]	214,893	1,336,864	1,673,883
Change in fair value of warrant liabilities		(123,188)	13,501	(565,313)
Change in fair value of option liability				1,208,071
Change in fair value of embedded derivative liability and amortization of debt discounts		122,364	480,641	570,263
Amortization of right-of-use assets		102,034	506,221	567,132
Share of equity gain on investment in an equity investee		(16,281)
Impairment of right-of-use assets due to early termination		7,434
Change in fair value of digital assets		3,118,099
Investment loss on digital assets		312,659
Gain on sale of crypto currencies				(89,649)
Loss (gain) on sale of subsidiaries		63,792	(95,759)	(121,781)
Amortization of debt discounts		2,083,265
Depreciation		2,391,204	2,435,712	1,795,011
Loss from disposal of property and equipment		891
Gain on extinguishment of liabilities		(8,081,359)	(24,280,421)
(Increase) decrease in operating assets
Stable coins		(22)
Digital assets		108,841
Securities owned		(6,221)	4,520,382	6,581,242
Receivables from broker-dealers and clearing organizations		(229,318)	12,807,612	19,489,408
Derivative assets, at fair value			1,801,095	(1,801,041)
Prepaids, deposits and others		(580,796)	1,791,665	(673,442)
Increase (decrease) in operating liabilities
Payables to customers		(379,574)	22,442,325	(1,280,493)
Payables to broker-dealers and clearing organizations		372,034	(14,241,402)	(9,903,540)
Derivative liabilities, at fair value			(3,009,166)	1,801,095
Accrued expenses and other payables		(601,063)	2,488,491	588,392
Other non-current liabilities		2,667,115
Lease liabilities		(102,222)	(554,095)	(599,316)
Net cash (used in) provided by operating activities		(3,523,695)	(19,111,239)	13,412,873
Cash Flows from Investing Activities
Purchases of property and equipment		(11,480)		(7,850,000)
Purchases of digital assets		(21,620,000)
Net proceeds from sale of subsidiaries		77	(114,279)	1,500,000
Collection of short term loan				7,766,000
Net cash provided by (used in) investing activities		(21,631,403)	(114,279)	1,416,000
Cash Flows from Financing Activities
Proceeds from issuance of convertible debenture, net of costs		25,244,820	2,340,000	2,365,000
Proceeds from the partial exercise of Warrants E		5,919,965		699,200
Net contributions from noncontrolling shareholder				(1,277,454)
Repayment to director				(127,736)
Proceeds from short-term borrowings		384,832	3,788,936
Repayment of short-term borrowings		(3,521,901)	(638,896)
Net cash provided by financing activities		28,027,716	5,490,040	1,659,010
Effect of Exchange Rate Changes on Cash, Cash Equivalents, and Restricted Cash		59,859	63,951	205,913
Net Change in Cash, Cash Equivalents, and Restricted Cash		2,932,477	(13,671,527)	16,693,796
Cash, Cash Equivalents, and Restricted Cash - Beginning of Year		17,424,868	31,096,395	14,402,599
Cash, Cash Equivalents, and Restricted Cash - End of Year		20,357,345	17,424,868	31,096,395
Noncash Investing and Financing Activities
Increase in payable for Property and equipment				84,000
Conversion of crypto currencies to USDT				229,000
Conversion of Debenture into ordinary shares				4,471,230
Embedded derivative liabilities (make-whole interest feature)		9,690,917		878,420
Share issuances in exchange for a decrease in embedded derivative liability		1,632,600		2,340,000
Issuance of Warrants H				2,000
Conversion of September 2023 Convertible Debenture and the payment of make-whole interest by shares			2,671,962
Conversion of January 2024 Convertible Debenture and the payment of make-whole interest by shares		55,551	1,007,085
Issuance of Warrants I in consideration for the investor to purchase January 2024 Convertible Debenture			800
Conversion from Class B to Class A ordinary shares			1,780
Issuance of Warrants J in connection with August 2024 Convertible Debenture			459,561
Issuance of Class A Ordinary Shares in connection with extinguishment of liabilities		9,514,331	1,786,891
Lease liabilities arising from obtaining right-of-use assets		111,103	183,524
Increase in other receivables from sale of subsidiaries			5,184
Issuance of Warrants K in consideration for the investor to purchase January 2025 Convertible Debenture		578,089
Issuance of Warrants L in consideration for the investor to purchase May 2025 Convertible Debenture		28,849
Conversion of August 2024 Convertible Debenture and the payment of make-whole interest by shares		1,199,033
Conversion of January 2025 Convertible Debenture and the payment of make-whole interest by shares		1,731,147
Conversion of May 2025 Convertible Debenture and the payment of make-whole interest by shares		741,527
Partial conversion of June 2025 Convertible Debenture and the payment of make-whole interest by shares		55,202
Supplemental Disclosure of Cash Flow Information
Cash paid for interest		44,292	243,756	2,027,489
Cash paid for income taxes		$ 1,002	$ 1,245	$ 1,058

[1]	The amount includes stock-based expenses under January 2021 Call Options in the amount of nil, $763,600 and $381,800 for the years ended December 31, 2025, 2024 and 2023, respectively and under Share Incentive Plan in the amount of $214,893, $573,264 and $1,292,083 for the years ended December 31, 2025, 2024 and 2023, respectively.